Revenue Recognition - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Customer and agents	$ 908	$ 775
Roaming	20	26
Other	46	$ 41
Accounts receivable from contract with customer
Accounts receivable
Customer and agents	908
Roaming	20
Other	32
Total	$ 960